Equity Method Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Other Ownership Interests [Table Text Block]
Following is a summary of the Company’s ownership interest in the investments we report under the equity method of accounting, representative of The Estates at Perimeter/Augusta and the Villas at Oak Crest at June 30, 2014 and December 31, 2013.

Property	Joint Venture Interest	Managing Member LLC Interest	Indirect Equity Interest in Property
The Estates at Perimeter/Augusta	50.00%	50.00%	25.00%
Villas at Oak Crest	93.42%	71.90%	67.17%

Following is a summary of the Company’s ownership interest by property, for investments the Company reports under the equity method of accounting at December 31, 2013 and 2012.

Property	Joint Venture Interest	Managing Member LLC Interest	Indirect Equity Interest in Property
Augusta	50.00%	50.00%	25.00%

Schedule Of Condensed Financial Statements [Table Text Block]
Summary unaudited financial information for The Estates at Perimeter/Augusta and the Villas at Oak Crest Balance Sheets as of June 30, 2014 and December 31, 2013 and Operating Statements for the three and six months ended June 30, 2014 and 2013, is as follows:

	June 30, 2014	December 31, 2013
Balance Sheets:
Real estate, net of depreciation	$35,899,614	$22,188,399
Other assets	1,022,263	394,866
Total assets	$36,921,877	$22,583,265

Mortgage payable	$29,759,369	$17,600,839
Other liabilities	576,299	139,465
Total liabilities	$30,335,668	$17,740,304
Stockholders’ equity	6,586,209	4,842,961
Total liabilities and stockholders’ equity	$36,921,877	$22,583,265

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Operating Statement:
Rental revenues	$1,189,189	$666,864	$1,822,946	$1,317,762
Operating expenses	(507,786)	(247,608)	(771,989)	(437,769)
Income before debt service, acquisition costs, and depreciation and amortization	681,403	419,256	1,050,957	879,993
Mortgage interest	(345,540)	(190,705)	(531,785)	(380,110)
Acquisition costs	—	—	—	—
Depreciation and amortization	(338,147)	(197,400)	(537,918)	(394,069)
Net income	(2,284)	31,151	(18,746)	105,814
Net loss attributable to JV partners	3,121	(28,720)	14,451	(86,951)
	837	2,431	(4,295)	18,863
Amortization of deferred financing costs paid on behalf of joint ventures	(321)	(321)	(642)	(642)

Equity in earnings (loss) of unconsolidated joint ventures	$516	$2,110	$(4,937)	$18,221

	December 31, 2013	December 31, 2012
Balance Sheet:
Real estate, net of depreciation	$22,188,399	$22,873,918
Other assets	394,866	341,334
Total assets	$22,583,265	$23,215,252
Mortgage payable	$17,600,839	$17,896,524
Other liabilities	139,465	155,151
Total liabilities	$17,740,304	$18,051,675
Stockholders’ equity	4,842,961	5,163,577
Total liabilities and stockholders’ equity	$22,583,265	$23,215,252

	For the Years Ended December 31,
	2013	2012
Operating Statements:
Rental revenues	$2,670,382	$2,662,547
Operating expenses	(980,362)	(1,014,131)
Income before debt service, acquisition costs, and depreciation and amortization	1,690,020	1,648,416
Mortgage interest	(763,363)	(774,973)
Acquisition costs	—	—
Depreciation and amortization	(792,069)	(781,965)
Net income (loss)	134,588	91,478
Net (income) loss attributable to JV partners	(109,900)	(72,336)
	24,688	19,142
Amortization of deferred financing costs paid on behalf of joint ventures	(1,284)	(1,284)
Equity in earnings (loss) of unconsolidated joint ventures	$23,404	$17,858